Weighted Average Assumptions for Options Granted (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 2 months 12 days	6 years 3 months 18 days	6 years 3 months 18 days	5 years 9 months 18 days	6 years 2 months 12 days
Risk-free interest rate	1.02%	1.37%	1.26%	1.73%	2.90%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility rate	44.00%	42.00%	42.00%	39.00%	47.00%